Exhibit 1

KPMG LLP

Suite 900

8350 Broad Street

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bryant Park Commercial Real Estate Partners I, LLC (the “Company”)

J.P. Morgan Securities LLC

Nomura Securities International, Inc.

Goldman Sachs & Co. LLC

Performance Trust Capital Partners, LLC

(together, the “Specified Parties”)

Re: BPCRE 2021-FL1, Ltd. – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specified attributes identified by the Company contained in an electronic data file entitled “BPCRE 2021-FL1 – Accounting Tape.xlsx” provided to us on February 1, 2021 (the “Data File”) containing information on 30 mortgage assets (the “Mortgage Assets”) and the related 47 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral related to the issuance of the BPCRE 2021- FL1, Ltd. Notes and Preferred Shares (the “Securities”). The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Cut-off Date” means the payment date in January 2021, as provided by the Company.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Assumed LIBOR” means the LIBOR rate of 0.200% which we were instructed to use by the Company, where applicable in the Calculation Methodology.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.
•	The term “Provided Information” means the Data File, Loan Files, Calculation Methodology, Assumed LIBOR and Instructions.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Assets and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s) column” in Attachment A, with the highest priority document listed first.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information provided to us by the Company, without verification or evaluation of such methodologies, assumptions and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Assets and Mortgaged Properties,

(iii) the reliability or accuracy of the Loan Files, (iv) the adequacy of the disclosures in the Provided Information,

(v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Assets being securitized, (iii) the compliance of the originator of the Mortgage Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Assets that would be material to the likelihood that the issuer of the Securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

February 1, 2021

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Number	Provided by the Company
Loan Type	Provided by the Company
Property Name	Provided by the Company
Property Address	Appraisal Report/Engineering Report
Property City	Appraisal Report/Engineering Report
Property State	Appraisal Report/Engineering Report
Property Zip Code	Appraisal Report/Engineering Report/USPS.com
Property County	Appraisal Report/Engineering Report
Year Built	Appraisal Report/Engineering Report
Year Renovated	Appraisal Report/Engineering Report/Inspection Report
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Underwritten Rent Roll/STR Report
Unit of Measure	Certified Rent Roll/Underwritten Rent Roll/STR Report
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/STR Report
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll/STR Report
Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement/Loan Agreement
Assumed Loan (Y/N)	Loan Agreement/Promissory Note/Credit Agreement
Borrower Name	Loan Agreement/Promissory Note/Credit Agreement
Principals (Individuals)	Loan Agreement/Promissory Note/Guaranty Agreement/Credit Agreement
Related Borrower (Y/N)	Loan Agreement/Promissory Note/Guaranty Agreement/Credit Agreement
Note Date	Loan Agreement/Promissory Note/Credit Agreement
First Payment Date	Loan Agreement/Promissory Note/Credit Agreement
Mortgage Loan Commitment Original Balance ($)	Loan Agreement/Promissory Note/Credit Agreement

ATTACHMENT A

Attribute	Source Document
Initial Funded Amount ($)	Loan Agreement/Promissory Note/Credit Agreement
Future Funding Trigger / Requirements	Loan Agreement/Promissory Note/Credit Agreement
Mortgage Loan Commitment Cut-off Date Balance ($)	Servicing Tape provided by the Company/Servicing Screenshot/Servicing Screenshot
Mortgage Loan Cut-off Date Balance	Servicing Tape provided by the Company/Servicing Screenshot
Mortgage Asset Cut-off Date Balance ($)	Servicing Tape provided by the Company/Servicing Screenshot
Mortgage Asset Balloon Payment ($)	Servicing Tape provided by the Company/Servicing Screenshot
Junior Participation Cut-off Date Balance	Servicing Tape provided by the Company/Servicing Screenshot
Junior Balloon Payment ($)	Servicing Tape provided by the Company/Servicing Screenshot
Mortgage Loan Balloon Payment ($)	Servicing Tape provided by the Company/Servicing Screenshot
Initial Maturity Date	Loan Agreement/Promissory Note/Extension Notice
Extension Options	Loan Agreement/Promissory Note/Credit Agreement
Extension Options Description	Loan Agreement/Promissory Note/Credit Agreement
1st Extension Option Description	Loan Agreement/Promissory Note/Credit Agreement
First Extension Fee %	Loan Agreement/Promissory Note/Credit Agreement
First Extension Period (Months)	Loan Agreement/Promissory Note/Credit Agreement
First Extension Floor	Loan Agreement/Promissory Note/Credit Agreement
First Extension Cap	Loan Agreement/Promissory Note/Credit Agreement
2nd Extension Option Description	Loan Agreement/Promissory Note/Credit Agreement
Second Extension Fee %	Loan Agreement/Promissory Note/Credit Agreement
Second Extension Period (Months)	Loan Agreement/Promissory Note/Credit Agreement
Second Extension Floor	Loan Agreement/Promissory Note/Credit Agreement
Second Extension Cap	Loan Agreement/Promissory Note/Credit Agreement
3rd Extension Option Description	Loan Agreement/Promissory Note/Credit Agreement

ATTACHMENT A

Attribute	Source Document
Third Extension Fee %	Loan Agreement/Promissory Note/Credit Agreement
Third Extension Period (Months)	Loan Agreement/Promissory Note/Credit Agreement
Third Extension Floor	Loan Agreement/Promissory Note/Credit Agreement
Third Extension Cap	Loan Agreement/Promissory Note/Credit Agreement
4th Extension Option Description	Loan Agreement/Promissory Note/Credit Agreement
Fourth Extension Fee %	Loan Agreement/Promissory Note/Credit Agreement
Fourth Extension Period (Months)	Loan Agreement/Promissory Note/Credit Agreement
Fourth Extension Floor	Loan Agreement/Promissory Note/Credit Agreement
Fourth Extension Cap	Loan Agreement/Promissory Note/Credit Agreement
5th Extension Option Description	Loan Agreement/Promissory Note/Credit Agreement
Fifth Extension Fee %	Loan Agreement/Promissory Note/Credit Agreement
Fifth Extension Period (Months)	Loan Agreement/Promissory Note/Credit Agreement
Fifth Extension Floor	Loan Agreement/Promissory Note/Credit Agreement
Fifth Extension Cap	Loan Agreement/Promissory Note/Credit Agreement
Exit Fee %	Loan Agreement/Promissory Note/Credit Agreement
Exit Fee Balance	Loan Agreement/Promissory Note/Credit Agreement
Fully Extended Maturity Date	Loan Agreement/Promissory Note/Credit Agreement
Rate Type	Loan Agreement/Promissory Note/Credit Agreement
Index for Floating Rate	Loan Agreement/Promissory Note/Credit Agreement
Fully Funded Mortgage Loan Margin %	Loan Agreement/Promissory Note/Credit Agreement
Mortgage Asset Loan Margin %	Schedule provided by the Company
Junior Participation Margin %	Schedule provided by the Company
Rounding Factor (4)	Loan Agreement/Promissory Note/Credit Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement/Promissory Note/Credit Agreement
Rounding Direction	Loan Agreement/Promissory Note/Credit Agreement
Lookback Period	Loan Agreement/Promissory Note/Credit Agreement
LIBOR Cap Provider	Rate Cap Agreement/Rate Cap Confirmation

ATTACHMENT A

Attribute	Source Document
LIBOR Cap Provider Rating (SP/Moody)	Bloomberg Screenshot
LIBOR Cap Termination Date	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Cap Notional Amount	Rate Cap Agreement/Rate Cap Confirmation
LIBOR Floor %	Loan Agreement/Promissory Note/Credit Agreement
LIBOR Cap Strike Price %	Rate Cap Agreement/Rate Cap Confirmation
B Note / Mezz Loan %	Subordinate Debt Loan Agreement/Mezzanine Debt Loan Agreement/Subordinate Promissory Note/Mezzanine Promissory Note
Interest Accrual Basis	Loan Agreement/Promissory Note/Credit Agreement
Interest Rate Change	Loan Agreement/Promissory Note/Credit Agreement
Interest Rate Change Amount	Loan Agreement/Promissory Note/Credit Agreement
Interest Rate Change Trigger	Loan Agreement/Promissory Note/Credit Agreement
Grace Period Default (Days)	Loan Agreement/Promissory Note/Credit Agreement
Grace Period Late (Days)	Loan Agreement/Promissory Note/Credit Agreement
Grace Period Balloon (Days)	Loan Agreement/Promissory Note/Credit Agreement
Original Prepayment Provision	Loan Agreement/Promissory Note/Credit Agreement
Remaining Prepayment Provision	Loan Agreement/Promissory Note/Credit Agreement
Original Yield Maintenance or Minimum Interest Term	Loan Agreement/Promissory Note/Credit Agreement
Rate for Prepayment Protection	Loan Agreement/Promissory Note/Credit Agreement
Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement/Promissory Note/Credit Agreement
Partial Release and/or Prepayment Description	Loan Agreement/Promissory Note/Credit Agreement
Amortization Type During Initial Term	Loan Agreement/Promissory Note/Credit Agreement
Amortization Type During Extensions	Loan Agreement/Promissory Note/Credit Agreement
Amortization Type	Loan Agreement/Promissory Note/Credit Agreement
IO Number of Months	Loan Agreement/Promissory Note/Credit Agreement
IO Number of Months through Fully Extended Loan Term	Loan Agreement/Promissory Note/Credit Agreement
Amortization Style	Loan Agreement/Promissory Note/Credit Agreement

ATTACHMENT A

Attribute	Source Document
Amort Number of Months	Loan Agreement/Promissory Note/Credit Agreement
Amortization Rate	Loan Agreement/Promissory Note/Credit Agreement
Amortization Rate Mechanics	Loan Agreement/Promissory Note/Credit Agreement
Amortization Basis	Loan Agreement/Promissory Note/Credit Agreement
Origination Date Appraisal Date	Appraisal
Origination Date Appraised Value	Appraisal
Appraisal Valuation Date	Appraisal
As-Is Appraised Value	Appraisal
Stabilized Appraised Value	Appraisal
Appraisal Anticipated Stabilization Date	Appraisal
USPAP Appraisal (Y/N)	Appraisal
FIRREA Appraisal (Y/N)	Appraisal
Third Most Recent As Of Date	Underwritten Cash Flow Statement
Third Most Recent Actual Revenues	Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Underwritten Cash Flow Statement
Second Most Recent As Of Date	Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Underwritten Cash Flow Statement
Most Recent As Of Date	Underwritten Cash Flow Statement
Most Recent Actual Revenues	Underwritten Cash Flow Statement
Most Recent Actual Expenses	Underwritten Cash Flow Statement
Most Recent Actual NOI	Underwritten Cash Flow Statement
Most Recent Actual NCF	Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document
Underwritten Occupancy %	Underwritten Cash Flow Statement
Underwritten Revenues	Underwritten Cash Flow Statement
Underwritten Expenses	Underwritten Cash Flow Statement
Underwritten NOI	Underwritten Cash Flow Statement
Underwritten Reserves	Underwritten Cash Flow Statement
Underwritten NCF	Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Underwritten Cash Flow Statement
Appraisal Stabilized Expenses	Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Underwritten Cash Flow Statement
Appraisal Stabilized NCF	Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Provided by the Company
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranty Agreement/Loan Agreement
Recourse Provisions	Guaranty Agreement/Loan Agreement
Recourse Carveout Guarantor	Guaranty Agreement/Loan Agreement
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease Payment (Annual)	Ground Lease/Estoppel
Ground Lease Initial Expiration Date	Ground Lease/Estoppel
Ground Lease Extension (Y/N)	Ground Lease/Estoppel

ATTACHMENT A

Attribute	Source Document
# of Ground Lease Extension Options	Ground Lease/Estoppel
Ground Lease Expiration Date with Extension	Ground Lease/Estoppel
Type of Lockbox	Guaranty Agreement/Loan Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement/Tenant Direction Letter
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Environmental Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Tax Escrow (Monthly)	Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Springing Tax Escrow Description	Loan Agreement/Cash Management Agreement/Credit Agreement
Insurance Escrow (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Insurance Escrow (Monthly)	Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Springing Insurance Escrow Description	Loan Agreement/Cash Management Agreement/Credit Agreement
Replacement Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Replacement Reserve (Monthly)	Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Springing Replacement Reserve Description	Loan Agreement/Cash Management Agreement/Credit Agreement
TI/LC Reserve (Cut-off Date)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Monthly TI/LC Reserve ($)	Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Springing TI/LC Reserve Description	Loan Agreement/Cash Management Agreement/Credit Agreement

ATTACHMENT A

Attribute	Source Document
Cut-off Other Reserve 1 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 1 (Monthly)	Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Credit Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Cut-off Other Reserve 2 ($)	Settlement Statement/Servicing Tape provided by the Company/Servicing Screenshot
Other Escrow 2 (Monthly)	Loan Agreement/Credit Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Other (Springing) Escrow Reserve 2 Description	Loan Agreement/Credit Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Engineering Report Date	Engineering Report
Environmental Report Date (Phase I)	Environmental Report
Environmental Report Date (Phase II)	Environmental Report
Environmental Insurance (Y/N)	Insurance Binder
Seismic Report Date	Seismic Report/Engineering Report
Seismic PML %	Seismic Report/Engineering Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Engineering Report
Single-Tenant (Y/N)	Underwritten Rent Roll Statement
Property Manager	Management Agreement
TIC (Y/N)	Loan Agreement/TIC Agreement/Credit Agreement
Max Number of TICs	Loan Agreement/TIC Agreement/Credit Agreement
Single Purpose Borrower (Y/N)	Loan Agreement/Credit Agreement
Independent Director (Y/N)	Loan Agreement/Credit Agreement
Borrower Non Consolidation Opinion (Y/N)	Non Consolidation Opinion
DST (Y/N)	Loan Agreement/Credit Agreement
IDOT (Y/N)	Loan Agreement/Credit Agreement
Largest Tenant Name	Underwritten Rent Roll Statement
Largest Tenant SqFt	Underwritten Rent Roll Statement

ATTACHMENT A

Attribute	Source Document
Largest Tenant Exp Date	Underwritten Rent Roll Statement
2nd Largest Tenant Name	Underwritten Rent Roll Statement
2nd Largest Tenant SqFt	Underwritten Rent Roll Statement
2nd Largest Tenant Exp Date	Underwritten Rent Roll Statement
3rd Largest Tenant Name	Underwritten Rent Roll Statement
3rd Largest Tenant SqFt	Underwritten Rent Roll Statement
3rd Largest Tenant Exp Date	Underwritten Rent Roll Statement
4th Largest Tenant Name	Underwritten Rent Roll Statement
4th Largest Tenant Sqft	Underwritten Rent Roll Statement
4th Largest Tenant Exp Date	Underwritten Rent Roll Statement
5th Largest Tenant Name	Underwritten Rent Roll Statement
5th Largest Tenant Sqft	Underwritten Rent Roll Statement
5th Largest Tenant Exp Date	Underwritten Rent Roll Statement
Senior Debt Amount	Loan Agreement/Promissory Note/Credit Agreement
Senior Debt Holder	Loan Agreement/Promissory Note/Credit Agreement
Rate	Loan Agreement/Promissory Note/Credit Agreement
Floor	Loan Agreement/Promissory Note/Credit Agreement
Maturity	Loan Agreement/Promissory Note/Credit Agreement
Amort	Loan Agreement/Promissory Note/Credit Agreement
Administrative Fee Rate	Provided by the Company
Net Mortgage Rate	Provided by the Company
In-place Senior Debt Service	Loan Agreement/Promissory Note/Credit Agreement
As Stabilized Senior Debt Service	Loan Agreement/Promissory Note/Credit Agreement
Subordinate Debt Type	Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/B Note
Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot

ATTACHMENT A

Attribute	Source Document
Subordinate Debt/Mezz Loan Bal ($) Interest Rate	Mezzanine Loan Agreement/Subordinate Debt Loan Agreement/Servicing Tape provided by the Company/Servicing Screenshot
Permitted Future Debt (Y/N)	Loan Agreement/Credit Agreement
Type	Loan Agreement/Credit Agreement
Number of Properties	Underwritten Rent Roll Statement/Appraisal
Comments	Loan Agreement/Promissory Note/Credit Agreement

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Mortgage Loan Annual Debt Service Payment (IO)	Mortgage Loan Cut-off Date Balance multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Mortgage Loan Annual Debt Service Payment (P&I)	Mortgage Loan Cut-off Date Balance multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Loan Rate %
Mortgage Loan Annual Debt Service Payment (Cap)	Mortgage Loan Cut-off Date Balance multiplied by Interest Accrual Basis multiplied by Mortgage Loan Rate Cap
Collateral Interest Annual Debt Service Payment (IO)	Mortgage Asset Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Asset Loan Rate %
Collateral Interest Annual Debt Service Payment (P&I)	Mortgage Asset Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Fully Funded Mortgage Asset Loan Rate %
Collateral Interest Annual Debt Service Payment (Cap)	Mortgage Asset Cut-off Date Balance ($) multiplied by Interest Accrual Basis multiplied by Mortgage Asset Rate Cap
Mortgage Loan Cut-off Date Future Funding Remaining Balance ($)	The greater of i) Mortgage Loan Commitment Cut-off Date Balance ($) minus Mortgage Loan Cut-off Date Balance and ii) zero
Mortgage Asset % of Total Cut-off Date Balance	Mortgage Asset Cut-off Date Balance ($) divided by the aggregate Mortgage Asset Cut-off Date Balance ($) of all Mortgage Assets
Cut-off Date Mortgage Asset Future Funding Remaining Balance ($)	The greater of i) Mortgage Asset Balloon Payment ($) minus Mortgage Asset Cut-off Date Balance ($) and ii) zero
Cut-off Date Junior Participation Future Funding Remaining Balance ($)	Junior Balloon Payment ($) minus Junior Participation Cut-off Date Balance
Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Cut-off Date Balance divided by No of Units
Mortgage Asset Cut-off Date Balance / Unit ($)	Mortgage Asset Cut-off Date Balance ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Mortgage Loan Commitment Cut-off Date Balance ($) divided by No of Units

ATTACHMENT B

Attribute	Calculation Methodology
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Mortgage Asset Balloon / Unit ($)	Mortgage Asset Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between the Initial Maturity Date and Cut-off Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between the First Payment Date and Cut-off Date
First Extension Fee ($)	First Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Second Extension Fee ($)	Second Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Third Extension Fee ($)	Third Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Fifth Extension Fee ($)	Fifth Extension Fee % multiplied by Mortgage Loan Commitment Original Balance ($)
Exit Fee ($)	Exit Fee % multiplied by Mortgage Loan Balloon Payment ($)
Fully Extended Loan Term (Original)	Number of payments between the First Payment Date and Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Seasoning
Mortgage Loan Rate Floor	Fully Funded Mortgage Loan Margin % plus LIBOR Floor %
Mortgage Loan Rate Cap	Fully Funded Mortgage Loan Margin % plus LIBOR Cap Strike Price %
Mortgage Asset Rate Floor	Mortgage Asset Loan Margin % plus LIBOR Floor %
Mortgage Asset Rate Cap	Mortgage Asset Loan Margin % plus LIBOR Cap Strike Price %

ATTACHMENT B

Attribute	Calculation Methodology
Junior Participation Rate Floor	Junior Participation Margin % plus LIBOR Floor %
Junior Participation Rate Cap	Junior Participation Margin % plus LIBOR Cap Strike Price %
Fully Funded Mortgage Loan Rate %	The sum of the Fully Funded Mortgage Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Loan Rate Floor and (ii) the Mortgage Loan Rate Cap
Fully Funded Mortgage Asset Loan Rate %	The sum of the Mortgage Asset Loan Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Mortgage Asset Rate Floor and (ii) the Mortgage Asset Rate Cap
Fully Funded Junior Participation Loan Rate %	The sum of the Junior Participation Margin % and Assumed LIBOR rounded by the respective rounding factor subject to (i) the Junior Participation Rate Floor and (ii) the Junior Participation Rate Cap
Origination Date LTV Ratio	Initial Funded Amount ($) divided by Origination Date Appraised Value
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Mortgage Loan Cut-off Date Balance divided by As- Is Appraised Value
Mortgage Asset Cut-off Date (As-Is) LTV Ratio	Mortgage Asset Cut-off Date Balance ($) divided by As-Is Appraised Value
Committed Mortgage Loan (Stabilized) LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Committed Mortgage Asset (Stabilized) LTV Ratio	Mortgage Asset Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Maturity Date Stabilized LTV Ratio	Mortgage Loan Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Asset Maturity Date Stabilized LTV Ratio	Mortgage Asset Balloon Payment ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Annual Debt Service Payment (IO)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Loan Cut-off Date Balance

ATTACHMENT B

Attribute	Calculation Methodology
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Loan Cut-off Date Balance
Mortgage Asset Most Recent NOI DSCR	Most Recent Actual NOI divided by Collateral Interest Annual Debt Service Payment (IO)
Mortgage Asset Most Recent NCF DSCR	Most Recent Actual NCF divided by Collateral Interest Annual Debt Service Payment (IO)
Cut-off Date Mortgage Asset Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Mortgage Asset Cut-off Date Balance ($)
Cut-off Date Mortgage Asset Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Mortgage Asset Cut-off Date Balance ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (IO)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (IO)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Loan Cut-off Date Balance
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Loan Cut-off Date Balance
Mortgage Asset Underwritten NOI DSCR	Underwritten NOI divided by Collateral Interest Annual Debt Service Payment (IO)
Mortgage Asset Underwritten NCF DSCR	Underwritten NCF divided by Collateral Interest Annual Debt Service Payment (IO)
Cut-off Date Mortgage Asset Underwritten NOI Debt Yield	Underwritten NOI divided by Mortgage Asset Cut-off Date Balance ($)
Cut-off Date Mortgage Asset Underwritten NCF Debt Yield	Underwritten NCF divided by Mortgage Asset Cut-off Date Balance ($)
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Loan Balloon Payment
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Loan Balloon Payment
Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of i) Fully Funded Mortgage Asset Loan Rate %, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of i) Fully Funded Mortgage Asset Loan Rate %, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by Mortgage Asset Balloon Payment
Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by Mortgage Asset Balloon Payment
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment
Fully Funded Mortgage Asset Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of i) Fully Funded Mortgage Asset Loan Rate %, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Asset Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of i) Fully Funded Mortgage Asset Loan Rate %, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis
Fully Funded Mortgage Asset Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Asset Balloon Payment

ATTACHMENT B

Attribute	Calculation Methodology
Fully Funded Mortgage Asset Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Asset Balloon Payment
Cut-off Date Total Debt Balance	Mortgage Loan Cut-off Date Balance plus Cut-off Date Subordinate Debt/Mezz Loan Bal ($)
Subordinate Debt/Mezz Loan Bal ($) Annual Debt Service	Product of i) Cut-off Date Subordinate Debt/Mezz Loan Bal ($), ii) Subordinate Debt/Mezz Loan Bal ($) Interest Rate, and iii) Interest Accrual Basis
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance divided by As-Is Appraised Value
Cut-off Date Total Debt Ann Debt Service ($)	Subordinate Debt/Mezz Loan Bal ($) Annual Debt Service plus Mortgage Loan Annual Debt Service Payment (IO)
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Asset and Compared Attribute(s) or Recomputed Attribute(s):

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Cut-off Date Balance / Unit ($)	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Cut-off Date Balance divided by the aggregate No of Units
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Cut-off Date Balance / Unit ($)	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Asset Cut-off Date Balance ($) divided by the aggregate No of Units
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Committed Mortgage Loan Cut- off Date Balance / Unit ($)	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Commitment Cut-off Date Balance ($) divided by the aggregate No of Units
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Balloon Payment / Unit ($)	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Balloon Payment ($) divided by the aggregate No of Units
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Balloon / Unit ($)	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Asset Balloon Payment ($) divided by the aggregate No of Units

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Origination Date LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Initial Funded Amount ($) divided by the aggregate Origination Date Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Cut-off Date Balance divided by the aggregate As-Is Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Cut-off Date (As-Is) LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Asset Cut-off Date Balance ($) divided by the aggregate As-Is Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Committed Mortgage Loan (Stabilized) LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Balloon Payment ($) divided by the aggregate Stabilized Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Committed Mortgage Asset (Stabilized) LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Asset Balloon Payment ($) divided by the aggregate Stabilized Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Maturity Date Stabilized LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Loan Balloon Payment ($) divided by the aggregate Stabilized Appraised Value

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Maturity Date Stabilized LTV Ratio	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Mortgage Asset Balloon Payment ($) divided by the aggregate Stabilized Appraised Value
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Most Recent NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NOI divided by the aggregate Mortgage Loan Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Most Recent NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NCF divided by the aggregate Mortgage Loan Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NOI divided by the aggregate Mortgage Loan Cut-off Date Balance
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NCF divided by the aggregate Mortgage Loan Cut-off Date Balance
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Most Recent NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NOI divided by the aggregate Collateral Interest Annual Debt Service Payment (IO)

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Most Recent NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NCF divided by the aggregate Collateral Interest Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Asset Most Recent NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NOI divided by the aggregate Mortgage Asset Cut-off Date Balance ($)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Asset Most Recent NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Most Recent Actual NCF divided by the aggregate Mortgage Asset Cut-off Date Balance ($)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Underwritten NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Underwritten NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NOI divided by the aggregate Mortgage Loan Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NOI divided by the aggregate Mortgage Loan Cut-off Date Balance

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NCF divided by the aggregate Mortgage Loan Cut-off Date Balance
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Underwritten NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NOI divided by the aggregate Collateral Interest Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Asset Underwritten NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NCF divided by the aggregate Collateral Interest Annual Debt Service Payment (IO)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Asset Underwritten NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NOI divided by the aggregate Mortgage Asset Cut-off Date Balance ($)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Mortgage Asset Underwritten NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NCF divided by the aggregate Mortgage Asset Cut-off Date Balance ($)
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NOI divided by the aggregate product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NCF divided by the aggregate product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NOI divided by the aggregate Mortgage Loan Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NCF divided by the aggregate Mortgage Loan Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR

For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NOI divided by the aggregate product of i) Fully Funded Mortgage Asset Loan Rate

%, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis

CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR

For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NCF divided by the aggregate product of i) Fully Funded Mortgage Asset Loan Rate

%, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Underwritten Stabilized NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NOI divided by the aggregate Mortgage Asset Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Underwritten Stabilized NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten Stabilized NCF divided by the aggregate Mortgage Asset Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NOI divided by the aggregate product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NCF divided by the aggregate product of i) Fully Funded Mortgage Loan Rate %, ii) Mortgage Loan Balloon Payment ($), and Interest Accrual Basis
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NOI divided by the aggregate Mortgage Loan Balloon Payment

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NCF divided by the aggregate Mortgage Loan Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Appraisal Stabilized NOI DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Appraisal Stabilized NCF DSCR

For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NOI divided by the aggregate product of i) Fully Funded Mortgage Asset Loan Rate

%, ii) Mortgage Asset Balloon Payment ($), and Interest Accrual Basis

CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Appraisal Stabilized NOI Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NOI divided by the aggregate Mortgage Asset Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Fully Funded Mortgage Asset Appraisal Stabilized NCF Debt Yield	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Appraisal Stabilized NCF divided by the aggregate Mortgage Asset Balloon Payment
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Total Debt As-Is LTV	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Cut- off Date Total Debt Balance divided by the aggregate As-Is Appraised Value

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
CRP I Portfolio; CRP III Portfolio; Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Cut-off Date Total Debt UW NCF DSCR	For Mortgage Assets that are cross collateralized with other Mortgage Assets, as identified in Loan Cross Portfolio Name, the aggregate Underwritten NCF divided by the aggregate Cut-off Date Total Debt Ann Debt Service ($)
Caribbean Isle; Veterans Portfolio; Camelot Gardens; Brush Factory; Forest Park; EVEN Tinley; Brooklyn Portfolio; Portofino Apartments; MJD Boatworks; Majestic Lofts; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Underwritten NOI DSCR	Set to 1.00x
Caribbean Isle; Veterans Portfolio; Camelot Gardens; Brush Factory; Forest Park; EVEN Tinley; Brooklyn Portfolio; Portofino Apartments; MJD Boatworks; Majestic Lofts; Warwick; Windtree Apartments; Coulter Landing; Madison Heights I; Madison Heights II	Mortgage Loan Underwritten NCF DSCR	Set to 1.00x
Veterans Portfolio; Camelot Gardens; Brush Factory; Brooklyn Portfolio; Portofino Apartments; MJD Boatworks; Majestic Lofts; Madison Heights I; Madison Heights II	Mortgage Asset Underwritten NOI DSCR	Set to 1.00x
Veterans Portfolio; Camelot Gardens; Brush Factory; Brooklyn Portfolio; Portofino Apartments; MJD Boatworks; Majestic Lofts; Madison Heights I; Madison Heights II	Mortgage Asset Underwritten NCF DSCR	Set to 1.00x
Data Center	Mortgage Loan Annual Debt Service Payment (P&I)	Amortization Schedule provided by the Company
Data Center	Collateral Interest Annual Debt Service Payment (P&I)	Amortization Schedule provided by the Company

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Data Center	Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Mortgage Asset Most Recent NOI DSCR	Most Recent Actual NOI divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Mortgage Asset Most Recent NCF DSCR	Most Recent Actual NCF divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Mortgage Asset Underwritten NOI DSCR	Underwritten NOI divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Mortgage Asset Underwritten NCF DSCR	Underwritten NCF divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Asset Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Asset Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Mortgage Loan Annual Debt Service Payment (P&I)

ATTACHMENT C

Property Name(s)	Compared Attribute(s) or Recomputed Attribute(s)	Company Instruction
Data Center	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Mortgage Loan Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Asset Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by Collateral Interest Annual Debt Service Payment (P&I)
Data Center	Fully Funded Mortgage Asset Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by Collateral Interest Annual Debt Service Payment (P&I)
Ambling Portfolio	Mortgage Loan Commitment Original Balance ($)	Provided by the Company
Ambling Portfolio	Initial Funded Amount ($)	Provided by the Company
Caribbean Isle; Forest Park; Warwick; Windtree Apartments; Coulter Landing	First Payment Date	Provided by the Company
Research Place	2nd Largest Tenant Name	Provided by the Company
Data Center	Single Purpose Borrower (Y/N)	Provided by the Company
Ambling Portfolio	Cut-off Other Reserve 2 ($)	Provided by the Company
Ambling Portfolio	Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Provided by the Company
Ambling Portfolio	Mortgage Asset Cut-off Date (As-Is) LTV Ratio	Provided by the Company
Ambling Portfolio	Cut-off Date Total Debt As-Is LTV	Provided by the Company
Vue at Stone Mountain-Vue at Greensboro	Origination Date LTV Ratio	Provided by the Company